Annual Fund Operating Expenses (Vanguard New Jersey Tax-Exempt Money Market Fund, Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares)	12 Months Ended
Nov. 30, 2010
Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17% [1]

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.